Property and Equipment	12 Months Ended
Jan. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 6 – Property and equipment

The balances of our major classes of depreciable assets and useful lives are:

	January 31, 2016	January 31, 2015
Geology Equipment (3 to 7 years)	$264,734	$264,734
Vehicles and transportation equipment (5 years)	44,284	44,284
Office furniture and equipment (3 to 7 years)	85,363	81,061
	394,381	390,079
Less: accumulated depreciation and amortization	(380,249)	(357,741)
	$14,132	$32,338

Depreciation expense was $22,509 and $27,324 for the years ended January 31, 2016 and 2015, respectively.